Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	$ 23,374	$ 22,664	$ 18,135
The Americas [Member]
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	10,355	12,030	13,130
Europe [Member]
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	11,734	8,839	3,328
Israel [Member]
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	893	1,272	884
Other [Member]
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	$ 392	$ 523	$ 793